Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Beginning balance	$ 2,777,144	$ 2,709,543	$ 405,319
Addition	28,924	67,601	2,304,224
Ending balance	2,806,068	2,777,144	2,709,543
Computer Software and Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	328,863	321,070	119,903
Addition	6,846	7,793	201,167
Ending balance	335,709	328,863	321,070
Furniture and Fixture [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	36,382	33,344	10,006
Addition		3,038	23,338
Ending balance	36,382	36,382	33,344
Satellite Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	275,410	275,410	275,410
Addition
Ending balance	275,410	275,410	275,410
Ground Station Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	1,854,027	1,854,027
Addition			1,854,027
Ending balance	1,854,027	1,854,027	1,854,027
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	198,741	141,971
Addition	22,078	56,770	141,971
Ending balance	220,819	198,741	141,971
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	83,721	83,721
Addition			83,721
Ending balance	$ 83,721	$ 83,721	$ 83,721